Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and payroll accruals	[1]	$ 1,317	$ 751
Short term lease liability		69	64
Accrued expenses		614	413
Total other payables		$ 2,000	$ 1,228

[1]	Includes share-based payment compensation liability of $209 thousands and $370 thousand as of December 31, 2023 and 2022 respectively. See note 14.